                        MORGAN STANLEY BIOTECHNOLOGY FUND
                           1221 Avenue of the Americas
                            New York, New York 10020


                                                            August 12, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  Biotechnology Fund
     File Number - 333-83122

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on July 30, 2003.


                                                      Very truly yours,
                                                       /s/ Sheldon Winicour
                                                      ---------------------
                                                      Sheldon Winicour
                                                      Assistant Secretary



cc:  Larry Greene
     Barry Fink